COMMITMENTS AND CONTINGENCIES - Narrative (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2012	Dec. 30, 2011
Loss Contingencies [Line Items]
Contingent liability for outstanding letters of credit	$ 8.9	$ 8.3
Employment Contracts [Member]
Loss Contingencies [Line Items]
Other Commitment	$ 5.4